Note 9 - Share Capital	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

9.      SHARE CAPITAL

(a)     Issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

As at December 31, 2021, there were 97,809,441 shares outstanding ( December 31, 2020: 94,813,122).

On November 29, 2021, the Company closed a bought deal financing and issued 2,691,000 common shares at $17.15 per share for gross proceeds of $46,151. The Company paid commission of $2,301 to the underwriters and legal and filing costs totaled an additional $608 resulting in net proceeds of $43,242.

During the year ended December 31, 2020, the Company closed a non-brokered private placement offering on April 30, 2020 and issued 4,528,302 common shares at C$13.25 for gross proceeds of C$60 million ($43,134) to Mr. Eric Sprott, through 2176423 Ontario Ltd., a corporation beneficially controlled by him. In addition, the Company completed a $50,000 at-the-market equity program (“the ATM Program”) on September 8, 2020. The Company sold and issued 3,092,783 common shares under the ATM Program at an average price of $16.17 per share for gross and net proceeds of $50,000 and $48,625 respectively. Under the ATM Program, the Company was permitted to issue up to an aggregate of $50 million worth of common shares from treasury at prevailing market prices to the public through the NYSE American or any other marketplace on which the common shares are listed, quoted or otherwise traded in the United States. The volume and timing of distributions under the ATM Program was determined at the Company’s sole discretion, subject to applicable regulatory limitations.

During the year ended December 31 2021, 75,066 stock options ( December 31, 2020: 418,294) were exercised for cash proceeds of $985 ( December 31, 2020: $3,337). An additional 54,274 stock options ( December 31, 2020: 365,483) were exercised under a cashless exercise provision of the plan, whereby 25,089 shares ( December 31, 2020: 139,273) were issued in settlement of the stock options, and the remaining 29,185 options ( December 31, 2020: 226,210) were cancelled.

During the year ended December 31, 2021, 31,620 restricted share units and 8,511 performance share units ( December 31, 2020: 3,334 and 17,048 respectively) were converted into shares.

During the year ended December 31, 2021, 159,810 deferred share units ( December 31, 2020: 60,000) were converted into shares by former directors of the Company.

During the year ended December 31, 2021, 5,223 shares were issued in lieu of a $100 mineral property option payment (Note 7(a)) ( December 31, 2020: 8,241 shares were issued in lieu of a $100 mineral property option payment).

(b)     Stock options

The Company may enter into Incentive Stock Option Agreements with officers, employees, and consultants. On June 18, 2020, the Shareholders re-approved the Company’s rolling Stock Option Plan (the “Plan”). The maximum number of common shares that may be issuable under the Plan is set at 5% of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (Note 9(c)) shall not exceed 5% of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of 5 years. As at December 31, 2021, there were 988,727 stock options outstanding under the Plan.

Stock option grants are recommended for approval to the Board of Directors by the Compensation Committee consisting of three independent members of the Board of Directors. At the time of a stock option grant, the exercise price of each option is set in accordance with the Plan, and cannot be lower than the market value of the common shares at the date of grant.

The following table summarizes the Company’s option activity for the year:

		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2021	(C$/option)	2020	(C$/option)

Outstanding, beginning of year	1,018,067	$16.07	1,229,341	$12.99
Granted	100,000	22.40	572,503	17.64
Exercised for cash	(75,066)	16.48	(418,294)	10.73
Exercised cashless	(54,274)	14.44	(365,483)	14.29

Outstanding, end of year	988,727	$16.77	1,018,067	$16.07

During the year ended December 31, 2021, 100,000 stock options were granted ( December 31, 2020: 572,503) with a weighted average grant date fair value of $686 or $6.86 per option ( December 31, 2020: $2,546 or $4.45 per option). The stock options have a five-year term to expiry, and vest 1/3 in each of 12, 24, and 36 months from the date of grant.

The Company estimated the fair value of the options using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2021	2020
Risk-free interest rate	0.53%	0.91%
Expected volatility	58%	46%
Expected dividend yield	nil	nil
Expected life (years)	3	3

The expected volatility assumption was calculated with reference to the Company’s historical share price volatility up to the grant date to reflect a term approximate to the expected life of the options.

During the year ended December 31, 2021, 129,340 stock options were exercised ( December 31, 2020: 783,777) with a weighted average market share price at the date of exercise of Canadian dollars (“C$”) $22.35 ( December 31, 2020: C$21.79).

The following table summarizes the Company’s stock options outstanding and exercisable as at December 31, 2021:

Exercise price	Number	Number	Weighted average remaining
($C/option)	outstanding	exercisable	contractual life (years)
12.75	9,375	9,375	2.85
13.46	254,162	237,496	2.28
13.91	85,263	85,263	0.93
14.98	308,872	81,236	3.16
21.26	50,000	-	4.92
21.57	231,055	77,019	3.94
23.53	50,000	-	4.05
C$12.75 - C$23.53	988,727	490,389	3.05

During the year ended December 31, 2021, the Company recorded share based payment expense of $1,564 ( December 31, 2020: $1069) relating to stock options vested to employees and consultants in the year of which $49 ( December 31, 2020: $15) was capitalized to exploration and evaluation assets.

(c)     Restricted and performance share units

On June 18, 2020, the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”). The maximum number of common shares that may be issuable under the Share Unit Plan is set at 1.5% of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (Note 9(b)) shall not exceed 5% of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of 5 years unless otherwise specified by the Board, and each unit entitles the participant to receive one common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria.

During the year ended December 31, 2021, no PSUs and 10,000 RSUs were granted ( December 31, 2020: 146,755 and 39,063 respectively) under the Company’s Share Unit Plan. The RSUs granted have a five-year term to expiry and vest in 12 months from the grant date. The RSUs had a grant date fair value of $18.44 per RSU ( December 31, 2020: $11.26) as determined using the fair market value of the common shares on the date of grant. In the year ended December 31, 2021, 8,511 PSUs and 31,620 RSUs ( December 31, 2020: 17,048 and 3,334 respectively) were converted and settled with an equivalent number of common shares.

As at December 31, 2021, there were 240,765 PSUs and 24,109 RSUs issued and outstanding ( December 31, 2020: 249,276 and 45,729 respectively ) under the Share Unit Plan, of which 6,346 PSUs and 10,776 RSUs had vested ( December 31, 2020: 14,857 and nil) and are convertible into common shares of the Company. Included in the PSUs at December 31, 2021 (and at December 31, 2020), are 87,664 PSUs with vesting conditions subject to a market share price performance factor measured over a three-year performance period, resulting in a PSU vesting range from 0% or nil PSUs to 200% or 175,328 PSUs and 48,918 PSUs with vesting conditions also subject to a market share price performance factor measured over a three-year period, resulting in a PSU vesting range from 50% (24,459 PSUs) to 150% (73,377 PSUs).

The Company recognized a share-based payment expense of $1,533 ( December 31, 2020: $1,201) relating to RSUs and PSUs vesting in the year.

(d)     Deferred share units

On June 18, 2020, the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, in the form of Deferred Share Units (“DSUs”). Directors may also elect to receive all or a portion of their annual retainer and meeting fees in the form of DSUs. DSUs may be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may be issuable under the DSU Plan is set at 1.0% of the number of issued and outstanding common shares on a non-diluted basis.

During the year ended December 31, 2021, 54,213 DSUs were granted under the plan ( December 31, 2020: 64,757) and an additional 5,818 DSUs ( December 31, 2020: 10,482) were granted to directors who elected to receive all or a portion of their annual retainer and meeting fees in the form of DSUs rather than cash. A DSU share-based payment expense of $1,208 was recognized in the year ended December 31, 2021 ( December 31, 2020: $867). Under the DSU plan, no common shares are to be issued, or cash payments made to, or in respect of a participant in the DSU Plan prior to such eligible participant’s termination date. During the year ended December 31, 2021, 159,810 DSUs ( December 31, 2020: 60,000) were converted and settled in common shares by former directors of the Company. As at December 31, 2021, there are 469,373 DSUs ( December 31, 2020: 569,153) issued and outstanding under the DSU Plan, all of which have vested and 86,295 of which are available for settlement to directors no longer with the Company.

As at December 31, 2021, there are 1,722,974 common shares ( December 31, 2020: 1,882,225) issuable under the combined share compensation arrangements referred to above (the Plan, the Share Unit Plan and the DSU Plan) representing 1.76% ( December 31, 2020: 1.99%) of the issued and outstanding common shares on a non-diluted basis, and there are 4,145,592 ( December 31, 2020: 3,806,562) share-based awards available for grant under these combined share compensation arrangements.